Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 64,792	¥ 79,222
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,895	4,098
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		2,974	3,058
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount	[1],[2]	45,827	58,836
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		12,058	13,142
Other [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 38	¥ 88

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.